FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		€ (9)		€ 1
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		(1)		(1)
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		(1)		(1)
Financial Assets:
Held to maturity securities		9,596		9,597
Financial Liabilities:
Contingently convertible bond		2,040		0	[1]		$ 2,334
Assets
Trading assets		2,484		2,386	[1]		2,842
Derivative assets		3,895	[2]	4,796	[1],[2]		4,457
Available-for-sale securities		6,227		3,319	[1]		7,125
Liabilities
Fair value		4,641	[2]	5,699	[1],[2]		$ 5,310
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)		0		4
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liabilities Fair Value Disclosure		€ 0		4
Agreed Buyout Consideration | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Share Of Proceeds Calculation		n/a
Agreed Buyout Consideration | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Share Of Proceeds Calculation		n/a
Other assets | Price Based
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date				€ 11
Other assets | Price Based | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price				100.3
Other assets | Price Based | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price				100.3
Interest Rate Swaps | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors				0.6779
Interest Rate Swaps | Discounted Cash Flows | Constant Maturity Swap correlation between different tenors
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 1		€ 4
Interest Rate Swaps | Discounted Cash Flows | Constant Maturity Swap correlation between different tenors | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors		0.9		0.9464
Interest Rate Swaps | Discounted Cash Flows | Constant Maturity Swap correlation between different tenors | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors		0.6779
Interest Rate Swaps | Discounted Cash Flows | FX Pair Correlation
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 3
Interest Rate Swaps | Discounted Cash Flows | FX Pair Correlation | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
FX Pair Correlation		0.9464
Interest Rate Swaps | Discounted Cash Flows | FX Pair Correlation | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
FX Pair Correlation		(0.5)
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 7		€ 18
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		1,000		1,000
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		1,000		80
Other Derivatives | Market Standard Black Scholes Model | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
FX Pair Correlation				0.8875
Other Derivatives | Market Standard Black Scholes Model | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
FX Pair Correlation				(0.37)
Other Derivatives | Market Standard Black Scholes Model | FX Pair Correlation
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date				€ 1
Other Derivatives | Market Standard Black Scholes Model | Index volatility
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date				€ 4
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread				1,000
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread				80
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ (4)
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread						505
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread						322
Credit Derivative | Internal Model
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ (2)		€ (4)
Credit Derivative | Internal Model | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Expected Loss Rate		0.75%		1.30%
Credit Derivative | Internal Model | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Expected Loss Rate		0.75%		1.30%
Fair Value Inputs Level 1 Member
Financial Assets:
Interest bearing deposits with banks		€ 1,857		€ 2,085
Held to maturity securities		70		73
Loans at amortized cost, net of allowance		0		0
Financial Liabilities:
Deposits at amortized cost		27,352		25,266
Long-term debt at amortized cost		0		0
Assets
Trading assets		157		126
Greek government bonds		0		0
Debt securities issued by other governments and public sector entities		120		55
Debt securities issued by Greek financial institutions		0		0
Debt securities issued by foreign financial institutions		0		0
Debt securities issued by Greek companies		0		0
Debt securities issued by foreign companies		0		0
Equity securities issued by Greek companies		6		2
Equity securities issued by foreign companies		0		5
Mutual fund units		8		3
Greek treasury bills		0		0
Foreign treasury bills		23		61
Derivative assets		1		3
Available-for-sale securities		903		776
Greek government bonds		0		0
Debt securities issued by other governments and public entities		543		512
Debt securities issued by companies incorporated in Greece		0		0
Debt securities issued by companies incorporated outside Greece		0		0
Equity securities issued by companies incorporated in Greece		57		41
Equity securities issued by companies incorporated outside Greece		8		18
Mutual Fund units		287		205
Foreign treasury bills		8		0
Greek treasury bills		0		0
Other assets		205		266
Total Assets		1,266		1,171
Liabilities
Deposits at fair value	[3]	0		0
Fair value		1		1
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)		0		0	[4]
Long-term debt at fair value				4
Total Liabilities		1		5
Fair Value Inputs Level 1 Member | Discontinued Operations
Assets
Trading assets		25		17
Debt securities issued by other governments and public sector entities		21		12
Debt securities issued by foreign financial institutions		0		2
Equity securities issued by foreign companies				2
Mutual fund units		4		1
Derivative assets		0		0
Available-for-sale securities		1,624		1,875
Debt securities issued by other governments and public entities		€ 1,624		€ 1,865
Debt securities issued by companies incorporated outside Greece
Equity securities issued by companies incorporated outside Greece		€ 0
Mutual Fund units				€ 10
Loans at fair value	[5]	0		0
Total Assets		1,649		€ 1,892
Liabilities
Fair value		0
Total Liabilities		0
Fair Value Inputs Level 2 Member
Financial Assets:
Interest bearing deposits with banks		571		€ 626
Held to maturity securities		9,509		9,507
Loans at amortized cost, net of allowance		0		0
Financial Liabilities:
Deposits at amortized cost		40,192		40,832
Long-term debt at amortized cost		771		1,302
Assets
Trading assets		2,314		2,245
Greek government bonds		0		0
Debt securities issued by other governments and public sector entities		269		297
Debt securities issued by Greek financial institutions		0		1
Debt securities issued by foreign financial institutions		62		36
Debt securities issued by Greek companies		38		31
Debt securities issued by foreign companies		20		9
Equity securities issued by Greek companies		0		0
Equity securities issued by foreign companies		5		0
Mutual fund units		0		0
Greek treasury bills		1,858		1,799
Foreign treasury bills		62		72
Derivative assets		3,883		4,765
Available-for-sale securities		4,999		2,283
Greek government bonds		561		501
Debt securities issued by other governments and public entities		3,388		643
Debt securities issued by companies incorporated in Greece		139		401
Debt securities issued by companies incorporated outside Greece		200		299
Equity securities issued by companies incorporated in Greece		3		0
Equity securities issued by companies incorporated outside Greece		17		1
Mutual Fund units		0		0
Foreign treasury bills		221		269
Greek treasury bills		470		169
Other assets		102		39	[6]
Total Assets		11,298		9,332
Liabilities
Deposits at fair value	[3]	2		16
Fair value		4,634		5,693
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)		0		872	[4]
Long-term debt at fair value				0
Total Liabilities		5,462		6,581
Fair Value Inputs Level 2 Member | Discontinued Operations
Assets
Trading assets		€ 1		2
Debt securities issued by other governments and public sector entities				0
Debt securities issued by foreign financial institutions		€ 1		2
Equity securities issued by foreign companies				0
Mutual fund units		0		0
Derivative assets		1,723		1,146
Available-for-sale securities		10		9
Debt securities issued by other governments and public entities		0		0
Debt securities issued by companies incorporated outside Greece		10		9
Equity securities issued by companies incorporated outside Greece		0
Mutual Fund units				0
Loans at fair value	[5]	0		0
Total Assets		1,734		1,157
Liabilities
Fair value		768		564
Total Liabilities		768		564
Fair Value Inputs Level 3 Member
Financial Assets:
Interest bearing deposits with banks		0		0
Held to maturity securities		17		19
Loans at amortized cost, net of allowance		41,715		48,120
Financial Liabilities:
Deposits at amortized cost		0		0
Long-term debt at amortized cost		0		41
Assets
Trading assets		13		15
Greek government bonds		0		0
Debt securities issued by other governments and public sector entities		0		0
Debt securities issued by Greek financial institutions		0		0
Debt securities issued by foreign financial institutions		13		15
Debt securities issued by Greek companies		0		0
Debt securities issued by foreign companies		0		0
Equity securities issued by Greek companies		0		0
Equity securities issued by foreign companies		0		0
Mutual fund units		0		0
Greek treasury bills		0		0
Foreign treasury bills		0		0
Derivative assets		11		28
Available-for-sale securities		325		260
Greek government bonds		271		236
Debt securities issued by other governments and public entities		0		0
Debt securities issued by companies incorporated in Greece		0		1
Debt securities issued by companies incorporated outside Greece		23		23
Equity securities issued by companies incorporated in Greece		0		0
Equity securities issued by companies incorporated outside Greece		31		0
Mutual Fund units		0		0
Foreign treasury bills		0		0
Greek treasury bills		0		0
Other assets		0		11
Total Assets		349		314
Liabilities
Deposits at fair value	[3]	0		0
Fair value		6		5
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)		0		0	[4]
Long-term debt at fair value				0
Total Liabilities		6		5
Fair Value Inputs Level 3 Member | Discontinued Operations
Assets
Trading assets		0		0
Debt securities issued by other governments and public sector entities		0		0
Debt securities issued by foreign financial institutions		0		0
Equity securities issued by foreign companies				0
Mutual fund units		0		0
Derivative assets		0		0
Available-for-sale securities		41		0
Debt securities issued by other governments and public entities		€ 0		0
Debt securities issued by companies incorporated outside Greece				0
Equity securities issued by companies incorporated outside Greece		€ 41
Mutual Fund units				0
Loans at fair value	[5]	18		42
Total Assets		59		€ 42
Liabilities
Fair value		€ 0
Total Liabilities
Estimate Of Fair Value Fair Value Disclosure [Member]
Financial Assets:
Held to maturity securities				€ 9,599
Assets
Trading assets		€ 2,484		2,386
Greek government bonds		0		0
Debt securities issued by other governments and public sector entities		389		352
Debt securities issued by Greek financial institutions		0		1
Debt securities issued by foreign financial institutions		75		51
Debt securities issued by Greek companies		38		31
Debt securities issued by foreign companies		20		9
Equity securities issued by Greek companies		6		2
Equity securities issued by foreign companies		5		5
Mutual fund units		8		3
Greek treasury bills		1,858		1,799
Foreign treasury bills		85		133
Derivative assets		3,895		4,796
Available-for-sale securities		6,227		3,319
Greek government bonds		832		737
Debt securities issued by other governments and public entities		3,931		1,155
Debt securities issued by companies incorporated in Greece		139		402
Debt securities issued by companies incorporated outside Greece		223		322
Equity securities issued by companies incorporated in Greece		60		41
Equity securities issued by companies incorporated outside Greece		56		19
Mutual Fund units		287		205
Foreign treasury bills		229		269
Greek treasury bills		470		169
Other assets		307		316
Total Assets		12,913		10,817
Liabilities
Deposits at fair value	[3]	2		16
Fair value		4,641		5,699
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)		0		872	[4]
Long-term debt at fair value				4
Total Liabilities		5,469		6,591
Estimate Of Fair Value Fair Value Disclosure [Member] | Discontinued Operations
Assets
Trading assets		26		19
Debt securities issued by other governments and public sector entities		21		12
Debt securities issued by foreign financial institutions		1		4
Equity securities issued by foreign companies				2
Mutual fund units		4		1
Derivative assets		1,723		1,146
Available-for-sale securities		1,675		1,884
Debt securities issued by other governments and public entities		1,624		1,865
Debt securities issued by companies incorporated outside Greece		10		9
Equity securities issued by companies incorporated outside Greece		41
Mutual Fund units				10
Loans at fair value	[5]	18		42
Total Assets		3,442		3,091
Liabilities
Fair value		768		564
Total Liabilities		768		564
Carrying Reported Amount Fair Value Disclosure [Member]
Financial Assets:
Interest bearing deposits with banks		2,432		2,711
Held to maturity securities		9,292		9,337
Loans at amortized cost, net of allowance		43,221		47,276
Financial Liabilities:
Deposits at amortized cost		67,562		66,090
Long-term debt at amortized cost		770		1,513
Estimate Of Fair Value Fair Value Disclosure [Member]
Financial Assets:
Interest bearing deposits with banks		2,428		2,711
Held to maturity securities		9,596
Loans at amortized cost, net of allowance		41,715		48,120
Financial Liabilities:
Deposits at amortized cost		67,544		66,098
Long-term debt at amortized cost		771		1,343
Trading debt securities issued by foreign financial institutions | Price Based
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 13		€ 15
Trading debt securities issued by foreign financial institutions | Price Based | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price		100.87		103.01
Trading debt securities issued by foreign financial institutions | Price Based | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price		23.51		28.90
Available for sale Greek Government bonds | Discounted Cash Flows
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 271		€ 236
Available for sale Greek Government bonds | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread over 30 years (bps)		556		612
Available for sale Greek Government bonds | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread over 30 years (bps)		556		612
Available for sale Corporate debt securities issued by companies incorporated in Greece | Price Based
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date				€ 1
Available for sale Corporate debt securities issued by companies incorporated in Greece | Price Based | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price				100.5
Available for sale Corporate debt securities issued by companies incorporated in Greece | Price Based | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price				100.5
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Price Based
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 23		€ 23
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Price Based | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price		1.0037		100.4
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Price Based | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price		0.9376		77.2
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Collateral Based | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Factor Of Collateral Realization		65.00%		65.00%
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Collateral Based | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Factor Of Collateral Realization		42.00%		42.00%
Equity securities issued by companies incorporated outside Greece | Agreed Buyout Consideration
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 31
Trading Account Assets Member
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		15		€ 24
Gain/(losses) included in earnings		(1)		18
Gain/(losses) included in OCI		0		0
Purchases		0		0
Sales		0		0
Settlements		(1)		(27)
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		13		15		€ 24
Trading Level 3 Foreign Financial Institutions Debt Securities [Member]
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		15		24
Gain/(losses) included in earnings		(1)		18
Gain/(losses) included in OCI		0		0
Purchases		0		0
Sales		0		0
Settlements		(1)		(27)
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		13		15		24
Derivatives Net Level 3 [Member]
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		23		17
Gain/(losses) included in earnings		(10)		(10)
Gain/(losses) included in OCI		0		0
Purchases		1		4
Sales		0		0
Settlements		2		0
Transfer into level 3		11		12
Transfer out of level 3		(22)		0
Balance at end of year		5		23		17
Afs Level 3 [Member]
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		260		280
Gain/(losses) included in earnings		(9)		3
Gain/(losses) included in OCI		44		(31)
Purchases		0		14
Sales		0		(6)
Settlements		(1)		0
Transfer into level 3		31		0
Transfer out of level 3		0		0
Balance at end of year		325		260		280
Afs Level 3 Greek Governments Debt Securities [Member]
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		236		266
Gain/(losses) included in earnings		(9)		1
Gain/(losses) included in OCI		44		(31)
Purchases		0		0
Sales		0		0
Settlements		0		0
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		271		236		266
Afs Level 3 Domestic Corporate Debt Securities [Member]
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		1		7
Gain/(losses) included in earnings		0		0
Gain/(losses) included in OCI		0		0
Purchases		0		0
Sales		0		(6)
Settlements		(1)		0
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		0		1		7
Afs Level 3 Foreign Corporate Debt Securities [Member]
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		23		7
Gain/(losses) included in earnings		0		2
Gain/(losses) included in OCI		0		0
Purchases		0		14
Sales		0		0
Settlements		0		0
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		23		23		7
Other Assets Fair Value [Member]
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		11		11
Gain/(losses) included in earnings		0		0
Gain/(losses) included in OCI		0		0
Purchases		0		0
Sales		0		0
Settlements		(11)		0
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		0		€ 11		€ 11
Net Loans
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Gain/(losses) included in earnings		0
Gain/(losses) included in OCI		0
Purchases		0
Sales		0
Settlements		0
Transfer into level 3		31
Transfer out of level 3		0
Balance at end of year		€ 31

[1]	Restated
[2]	Includes both long and short derivative positions.
[3]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).
[4]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
[5]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
[6]	Information relating to restatement is disclosed in Note 44.